Fees Summary	Apr. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 12,009.78
Total Fee Amount	12,069.39
Total Transaction Valuation	87,396,024.29
Total Offset Amount	0.00
Net Fee	$ 59.61
Offering Table N/A
Offset Table N/A	N/A